LVIP SSGA Moderately Aggressive Index Allocation Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–85.35%
INVESTMENT COMPANIES–85.35%
Equity Funds–39.25%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,864,717	$49,607,514
LVIP SSGA S&P 500 Index Fund	5,465,521	181,422,489
LVIP SSGA Small-Cap Index Fund	999,212	34,592,724
		265,622,727
Fixed Income Fund–24.43%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	15,981,441	165,375,951
		165,375,951
International Equity Fund–21.67%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,196,054	146,657,112
		146,657,112
Total Affiliated Investments (Cost $388,584,526)		577,655,790

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.68%
INVESTMENT COMPANIES–14.68%
Fixed Income Fund–4.88%
Schwab US TIPS ETF	1,226,064	$33,042,425
		33,042,425
International Equity Fund–9.80%
iShares Core MSCI Emerging Markets ETF	1,005,829	66,304,247
		66,304,247
Total Unaffiliated Investments (Cost $77,635,065)		99,346,672

TOTAL INVESTMENTS–100.03% (Cost $466,219,591)	677,002,462
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(193,557)
NET ASSETS APPLICABLE TO 34,484,756 SHARES OUTSTANDING–100.00%	$676,808,905

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Moderately Aggressive Index Allocation Fund–1

LVIP SSGA Moderately Aggressive Index Allocation Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-85.35%@
Equity Funds-39.25%@
✧✧LVIP SSGA Mid-Cap Index Fund	$42,637,789	$9,593,224	$2,025,985	$(57,623)	$(539,891)	$49,607,514	3,864,717	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	157,945,380	18,447,950	10,326,674	315,392	15,040,441	181,422,489	5,465,521	—	—
✧✧LVIP SSGA Small-Cap Index Fund	30,424,389	5,233,492	3,084,804	9,736	2,009,911	34,592,724	999,212	—	—
Fixed Income Fund-24.43%@
✧✧LVIP SSGA Bond Index Fund	151,710,570	11,967,665	7,235,661	(1,196,162)	10,129,539	165,375,951	15,981,441	—	—
International Equity Fund-21.67%@
✧✧LVIP SSGA International Index Fund	133,772,744	2,335,576	21,233,006	2,360,611	29,421,187	146,657,112	11,196,054	45,852	—
Total	$516,490,872	$47,577,907	$43,906,130	$1,431,954	$56,061,187	$577,655,790		$45,852	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP SSGA Moderately Aggressive Index Allocation Fund–2